Employee Benefits- Assets Held in Rabbi Trust (Details) - Primary Beneficiary - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Rabbi trust investments	$ 76,286	$ 104,372
Nonqualified Plan
Defined Benefit Plan Disclosure [Line Items]
Rabbi trust investments	76,286	104,372
Nonqualified Plan | Deferred compensation plans
Defined Benefit Plan Disclosure [Line Items]
Rabbi trust investments	25,909	32,042
Supplemental Employee Retirement Plan | Nonqualified Plan | DB SERP
Defined Benefit Plan Disclosure [Line Items]
Rabbi trust investments	17,209	20,810
Supplemental Employee Retirement Plan | Nonqualified Plan | DC SERP
Defined Benefit Plan Disclosure [Line Items]
Rabbi trust investments	17,764	34,002
Pension Plan | Nonqualified Plan | BEP
Defined Benefit Plan Disclosure [Line Items]
Rabbi trust investments	11,734	13,202
Pension Plan | Nonqualified Plan | ODRCP
Defined Benefit Plan Disclosure [Line Items]
Rabbi trust investments	$ 3,670	$ 4,316